SUMMARY OF DETAILED LISTING OF THE DEBT FACILITIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 53,302	$ 54,178
Senior debt - guaranteed by HUD [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		29,782	30,178
Senior debt - guaranteed by USDA [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount	[1]	7,526	7,824
Senior debt - guaranteed by SBA [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount	[2]	580	602
Senior debt - other mortgage indebtedness [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		8,266	8,601
Senior Debt Obligations [Member] | Senior debt - guaranteed by HUD [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount	[3]	29,782	30,178
Senior Debt Obligations [Member] | Senior debt - guaranteed by USDA [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount	[3]	7,526	7,824
Senior Debt Obligations [Member] | Senior debt - guaranteed by SBA [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount	[3]	580	602
Bonds [Member] | Bonds Series A [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount	[4]	6,253	6,379
Other Debt [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 895	594
Newpoint Capital [Member] | Senior Debt Obligations [Member] | The Pavilion Care Center [Member] | Senior debt - guaranteed by HUD [Member]
Debt Instrument [Line Items]
Maturity date	[3]	Dec. 01, 2039
Interest rate	[3],[5]	3.97%
Debt instrument, outstanding amount	[3]	$ 835	862
Newpoint Capital [Member] | Senior Debt Obligations [Member] | Hearth and Care of Greenfield [Member] | Senior debt - guaranteed by HUD [Member]
Debt Instrument [Line Items]
Maturity date	[3]	Aug. 01, 2050
Interest rate	[3],[5]	3.97%
Debt instrument, outstanding amount	[3]	$ 1,949	1,845
Newpoint Capital [Member] | Senior Debt Obligations [Member] | Woodland Manor [Member] | Senior debt - guaranteed by HUD [Member]
Debt Instrument [Line Items]
Maturity date	[3]	Nov. 01, 2052
Interest rate	[3],[5]	3.97%
Debt instrument, outstanding amount	[3]	$ 4,980	4,836
Newpoint Capital [Member] | Senior Debt Obligations [Member] | Glenvue H&R [Member] | Senior debt - guaranteed by HUD [Member]
Debt Instrument [Line Items]
Maturity date	[3]	Oct. 01, 2044
Interest rate	[3],[5]	3.75%
Debt instrument, outstanding amount	[3]	$ 7,297	7,509
Newpoint Capital [Member] | Senior Debt Obligations [Member] | Georgetown Health [Member] | Senior debt - guaranteed by HUD [Member]
Debt Instrument [Line Items]
Maturity date	[3]	Oct. 01, 2046
Interest rate	[3],[5]	2.98%
Debt instrument, outstanding amount	[3]	$ 3,214	3,305
Key Bank [Member] | Senior Debt Obligations [Member] | Autumn Breeze Facility [Member] | Senior debt - guaranteed by HUD [Member]
Debt Instrument [Line Items]
Maturity date	[3]	Jan. 01, 2045
Interest rate	[3],[5]	3.65%
Debt instrument, outstanding amount	[3]	$ 6,344	6,528
Key Bank [Member] | Senior Debt Obligations [Member] | Sumter Valley [Member] | Senior debt - guaranteed by HUD [Member]
Debt Instrument [Line Items]
Maturity date	[3]	Jan. 01, 2047
Interest rate	[3],[5]	3.70%
Debt instrument, outstanding amount	[3]	$ 5,163	5,293
Key Bank [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Maturity date	[6]	Aug. 25, 2025
Interest rate	[7]	0.00%
Debt instrument, outstanding amount	[7]	$ 495	495
Community Bank [Member] | Senior Debt Obligations [Member] | Mountain Trace Rehab [Member] | Senior debt - guaranteed by USDA [Member]
Debt Instrument [Line Items]
Maturity date	[8],[9]	Dec. 24, 2036
Interest rate	[5],[8],[9]	8.00%
Debt instrument, outstanding amount	[8],[9]	$ 3,680	3,835
Community Bank [Member] | Senior Debt Obligations [Member] | Mountain Trace Rehab [Member] | Senior debt - guaranteed by USDA [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread	[8],[9]	1.75%
Cadence Bank NA [Member] | Senior Debt Obligations [Member] | Southland Healthcare [Member] | Senior debt - guaranteed by USDA [Member]
Debt Instrument [Line Items]
Maturity date	[8],[10]	Jul. 27, 2036
Interest rate	[5],[8],[10]	7.75%
Debt instrument, outstanding amount	[8],[10]	$ 3,846	3,989
Cadence Bank NA [Member] | Senior Debt Obligations [Member] | Southland Healthcare [Member] | Senior debt - guaranteed by USDA [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread	[8],[10]	1.50%
Cadence Bank NA [Member] | Senior Debt Obligations [Member] | Southland Healthcare [Member] | Senior debt - guaranteed by SBA [Member]
Debt Instrument [Line Items]
Maturity date	[11],[12]	Jul. 27, 2036
Cadence Bank NA [Member] | Senior Debt Obligations [Member] | Southland Healthcare [Member] | Senior debt - guaranteed by SBA [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread	[11],[12]	2.25%
Southland Healthcare [Member] | Senior Debt Obligations [Member] | Southland Healthcare [Member] | Senior debt - guaranteed by SBA [Member]
Debt Instrument [Line Items]
Interest rate	[5],[11],[12]	8.50%
Debt instrument, outstanding amount	[11],[12]	$ 580	602
City of Springfield [Member] | Bonds [Member] | Eaglewood Care Center [Member] | Bonds Series A [Member]
Debt Instrument [Line Items]
Maturity date	[4]	May 01, 2042
Interest rate	[4],[13]	7.65%
Debt instrument, outstanding amount	[4]	$ 6,253	6,379
Exchange Bank of Alabama [Member] | Meadowood [Member]
Debt Instrument [Line Items]
Maturity date	[14]	Oct. 01, 2026
Effective interest rate	[14],[15]	4.50%
Exchange Bank of Alabama [Member] | Meadowood [Member] | Senior debt - other mortgage indebtedness [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount	[14]	$ 3,319	3,478
Exchange Bank of Alabama [Member] | Coosa Valley Health Care [Member]
Debt Instrument [Line Items]
Maturity date	[16]	Oct. 10, 2026
Effective interest rate	[15],[16]	3.95%
Exchange Bank of Alabama [Member] | Coosa Valley Health Care [Member] | Senior debt - other mortgage indebtedness [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount	[16]	$ 4,946	5,123
First Insurance Funding [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Maturity date	[7]	Mar. 01, 2023
Interest rate	[7]	3.65%
Debt instrument, outstanding amount	[7]	$ 357	99
Marlin Capital Solutions [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Maturity date		Jun. 01, 2027
Interest rate		5.00%
Debt instrument, outstanding amount		$ 43

[1]	U.S. Department of Agriculture (“USDA”)
[2]	U.S. Small Business Administration (“SBA”)
[3]	For the seven SNF’s, the Company has term loans insured 100% by HUD with financial institutions. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into loans, the facilities entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions.
[4]	In April 2012, a wholly-owned subsidiary of the Company entered into a loan agreement with the City of Springfield, Ohio pursuant to which City of Springfield lent to such subsidiary the proceeds from the sale of City of Springfield’s Series 2012 Bonds. The Series 2012 Bonds consisted of $6.6 million in Series 2012A First Mortgage Revenue Bonds and $0.6 million in Taxable Series 2012B First Mortgage Revenue Bonds. The bonds are secured by the Company’s assisted living facility located in Springfield, Ohio known as Eaglewood Village and guaranteed by Regional. There is an original issue discount of $0.3 million related to this loan.
[5]	Represents interest rates as of December 31, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.09% to 0.53% per annum.
[6]	On December 30, 2022, Key Bank and the Company extended the maturity date from August 25, 2023 to August 25, 2025.
[7]	Annual Insurance financing primarily for the Company’s directors’ and officers’ insurance.
[8]	For the two SNF’s, the Company has term loans with financial institutions, which are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 1% through 2020, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter.
[9]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through September 1, 2020 for the loan for the Coosa Facility, were deferred (a part of the “USDA Payment Program”). Monthly payments that commenced on October 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments were re-amortized over the remaining term of the loan. On September 30, 2021, the Company fully refinanced the MCB Coosa Loan with the Exchange Bank of Alabama, see “Senior debt - other mortgage indebtedness” below.
[10]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through August 1, 2020 for the Mountain Trace Facility loan were deferred. Monthly payments that commenced on September 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments have been re-amortized over the extended term of the loan.
[11]	For one SNF, commonly known as Southland, the Company has a term loan with a financial institution, which is insured 75% by the SBA. The SBA funded two monthly debt payments during the three months ended March 31, 2021 and six payments commencing on March 1, 2020 and ending on August 1, 2020.
[12]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through October 1, 2020 for the loan for that certain 126-bed SNF commonly known as Southland, located in Dublin, Georgia, were deferred as a part of the USDA Payment Program. Monthly payments recommenced on November 1, 2020 with payments through February 2021 being applied to principal and interest. Monthly payments that commenced on March 1, 2021 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized over the extended term of the loan.
[13]	Represents interest rates as of December 31, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of approximately 0.10% per annum.
[14]	On October 1, 2021, the Exchange Bank of Alabama and the Company extended the maturity date of the Meadowood Credit Facility; which is secured by the Meadowood Facility and the assets of Coosa, and which is guaranteed by Regional Health Properties, Inc., from May 1, 2022 to October 1, 2026.
[15]	Represents interest rates as of December 31, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.34% per annum.
[16]	On September 30, 2021, the Company refinanced the MCB Coosa Loan secured by the Coosa Facility, incurring approximately $0.1 million in new fees. The Coosa Credit Facility, guaranteed by Regional Health Properties, Inc. includes customary terms, including events of default with an associated annual 5% default interest rate, and is secured by the Coosa Facility and the assets of Meadowood. Upon the occurrence of certain events of default, the lenders may terminate the Coosa Credit Facility and the Meadowood Credit Facility, and all amounts due under both credit facilities will become immediately due and payable. The Coosa Credit Facility has prepayment penalties of 5% in the 1st year, 4% in the 2nd year and 1% thereafter.